Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	3,627,467	$0.48
Options granted	755,000	0.27
Options exercised	—	—
Options cancelled/expired	(459,647)	0.73
Balance at June 30, 2013	3,922,820	$0.41
Exercisable, June 30, 2013	1,662,018	$0.57
Vested and expected to vest	3,808,753	$0.41

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of our restricted stock activity is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2013	20,310	0.68	8.69 years
Granted	—	—
Vested	(20,310)	0.68
Cancelled/expired	—	—
Non-vested restricted stock at June 30, 2013	—	—	—

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the stock-based compensation expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Type of awards:
Stock options	$79	$42	$144	$129
Restricted stock	—	4	3	7
	$79	$46	$147	$136
Income statement account:
Promotion and selling	$21	$19	$32	$43
General and administrative	58	27	115	93
	$79	$46	$147	$136

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the provisions of Staff Accounting Bulletin (SAB) 107 and 110, which allow the simplified method to estimate the expected term of “plain vanilla” options:

	Six Months Ended June 30,
	2013	2012
Expected dividend yield	—	—
Expected stock price volatility	107.6%	102.0%
Risk-free interest rate	1.0%	1.2%
Expected term (in years)	5.8 years	6.1 years
Weighted-average grant date fair-value	$0.22	$0.41